Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	Apr. 30, 2026
C000261613
Account Value [Line Items]
Line Graph and Table Measure Name												Anfield Enhanced Market ETF
Accumulated Value	$ 10,000	$ 10,120	$ 10,330	$ 10,800	$ 11,090	$ 11,100	$ 11,144	$ 11,413	$ 11,574	$ 10,735	$ 12,102
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 10,224	$ 10,432	$ 10,812	$ 11,066	$ 11,093	$ 11,100	$ 11,260	$ 11,175	$ 10,618	$ 11,733